Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - GPI Venezuela (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Level Of Price Index		84,886.5	9,431.6	2,357.9
Average Level Of Price Index		27,714.47	5,847.74	1,460.5
Inflation Of The Period	[1]	800.00%	300.00%	170.00%
Gains Losses On Net Monetary Position		€ 13	€ 28

[1]

At the date of preparation of consolidated financial statements of each year, the Venezuelan government had not released the offici al inflation figures at the end of the year. Therefore, the Group estimates the inflation rate applicable to the preparation of the Consolidated Financial Statements for each year, based on the best estimate of BBVA Research of the Group, considering other estimates made by various international organizations .